BUSINESS COMBINATION - Actual and Pro-forma Impact from the acquisition of Camelot (Details) - Camelot ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Revenue since acquisition		¥ 822,850
Net loss since acquisition		7,892
Amortization expenses of intangible assets and other acquisition date fair value measure		143,409	¥ 150,122
Pro-forma consolidated revenue		10,349,504	8,253,329
Pro-forma net loss		¥ 1,616,748	¥ 1,003,136
Pro-forma basic loss per share | (per share)	$ 0.07	¥ 0.45	¥ 0.39
Pro-forma diluted loss per share | (per share)	$ 0.07	¥ 0.45	¥ 0.39